Leases - Schedule of Future Minimum Lease Commitments of Operating and Finance Leases Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Finance, Reminder of 2023	$ 5,089
Finance, 2023 / 2024	10,255
Finance, 2024 / 2025	10,168
Finance, 2025 / 2026	10,168
Finance, 2026 / 2027	6,458
Finance, Thereafter	7,689
Finance, Total lease payments	49,827
Finance, Less imputed interest	10,497
Finance, Total	39,330
Operating, Reminder of 2023	737
Operating, 2023 / 2024	1,443
Operating, 2024 / 2025	1,474
Operating, 2025 / 2026	1,414
Operating, 2026 / 2027	815
Operating, Thereafter	11
Operating, Total lease payments	5,894
Operating, Less imputed interest	527
Operating, Total	$ 5,367
Atlas Sand Company LLC [Member]
Finance, 2023 / 2024		$ 4,976
Finance, 2024 / 2025		5,051
Finance, 2025 / 2026		4,964
Finance, 2026 / 2027		4,964
Finance, 2027		2,876
Finance, Thereafter		3,015
Finance, Total lease payments		25,846
Finance, Less imputed interest		(5,691)
Finance, Total		20,155
Operating, 2023 / 2024		1,291
Operating, 2024 / 2025		1,312
Operating, 2025 / 2026		1,342
Operating, 2026 / 2027		1,281
Operating, 2027		681
Operating, Thereafter		0
Operating, Total lease payments		5,907
Operating, Less imputed interest		(538)
Operating, Total		$ 5,369